UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05120

        Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Alabama - 1.3%
$1,450	Alabama Housing Finance Authority, Collateralized Home Mortgage Program Single Family Mortgage	4/08 at 102.00	Aaa	$1,487,526
	Revenue Bonds, Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)
5,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Champion	11/09 at 101.00	Baa2	5,441,350
	International Paper Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)
1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	1,860,793
4,000	Jasper Medical Clinic Board, Alabama, Hospital Revenue Bonds, Walker Regional Medical Center Inc.,	1/06 at 100.00	Baa2	4,054,200
	Series 1993, 6.375%, 7/01/18
12,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	12,990,480
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

	Alaska - 0.5%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	3,488,010
	12/01/30 - FGIC Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 - FGIC Insured	9/13 at 100.00	AAA	3,184,590
2,800	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series	6/10 at 100.00	BBB	2,969,120
	2000, 6.200%, 6/01/22

	Arizona - 1.2%
4,900	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	11/09 at 100.00	Baa3	5,011,132
	Series 1999A, 6.250%, 11/15/29
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	2/12 at 101.00	Baa3	1,453,578
	Series 2002A, 6.250%, 2/15/21
13,100	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A-	14,761,211
	1999A, 6.625%, 7/01/20
3,000	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	4/15 at 100.00	Aaa	3,041,670
	Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

	Arkansas - 0.8%
10,460	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series 2003,	8/08 at 100.00	Aaa	10,873,588
	5.000%, 2/01/32 - AMBAC Insured
355	Conway, Arkansas, Sales and Use Tax Capital Improvement Bonds, Series 1997A, 5.350%, 12/01/17 -	12/06 at 101.00	AAA	369,225
	FSA Insured
2,750	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas Inc.,	12/05 at 100.00	Baa2	2,753,575
	Series 1997, 5.600%, 10/01/17
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,084,000
	12/01/32 - FGIC Insured

	California - 9.8%
7,310	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series	10/09 at 39.19	Aaa	2,506,160
	2000, 0.000%, 10/01/24 (Pre-refunded to 10/01/09) - MBIA Insured
3,975	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes,	10/11 at 101.00	A-	4,101,405
	Series 2001, 5.250%, 10/01/34

	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A	15,539,218
11,250	5.000%, 2/01/33	8/13 at 100.00	A	11,682,112

7,500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33	2/14 at 100.00	A	7,802,925

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19	5/12 at 101.00	A2	10,650,500
10,000	5.250%, 5/01/20	5/12 at 101.00	A2	10,751,000

17,155	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	12/05 at 100.00	Aa2	17,176,615
	California Projects, Series 1993A, 5.500%, 6/01/21

15,500	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB-	15,888,895
	Group, Series 1999, 5.375%, 4/01/17

3,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R***	3,353,580
	Facilities District 98-2 - Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded to 9/01/09)

5,895	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	8/05 at 100.00	Baa2	5,895,000
	Hospitals of Central California, Series 1993, 5.000%, 2/01/23

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A:
30,000	0.000%, 1/01/22	No Opt. Call	AAA	14,845,500
2,500	6.000%, 1/01/34 (Pre-refunded to 1/01/07)	1/07 at 100.00	AAA	2,614,475

3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	4,031,300
	Series 2003A-1, 6.750%, 6/01/39

33,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	36,109,301
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded to 6/01/13) - AMBAC Insured

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A-	2,055,280
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 (WI, settling 8/04/05)

9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds, Series	7/11 at 100.00	AA	9,314,820
	2001A, 5.125%, 7/01/41

4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B-	4,282,040
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
	12/01/24 (Alternative Minimum Tax)

8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	8,428,960
	Center, Series 2004, 5.625%, 7/01/34

7,300	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,	9/09 at 101.00	Baa3	7,661,204
	6.250%, 9/01/29

2,599	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/05 at 100.00	Baa3	2,582,730
	Electric Company, Series 1966A, 4.000%, 3/01/16

	Colorado - 2.8%

1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak	8/11 at 100.00	AAA	2,198,016
	Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded to 8/15/11)

2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A,	3/12 at 100.00	AA***	2,322,075
	5.500%, 3/01/32

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	BBB	532,245
	5.750%, 1/15/22

2,580	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity Healthcare Systems Inc.,	11/05 at 101.00	AA	2,610,109
	Series 1994, 5.250%, 5/15/14

18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 - XLCA	11/13 at 100.00	AAA	19,795,682
	Insured

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35 -	9/10 at 102.00	AAA	5,603,900
	MBIA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
39,700	0.000%, 9/01/28 (Pre-refunded to 9/01/10) - MBIA Insured	9/10 at 31.42	AAA	10,400,606
15,000	0.000%, 9/01/32 - MBIA Insured	No Opt. Call	AAA	4,041,750
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 - MBIA	No Opt. Call	AAA	1,921,700
	Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%,	6/11 at 102.00	AAA	1,616,185
	6/15/19 - AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%,	6/16 at 100.00	AAA	5,862,010
	6/15/21 - AMBAC Insured

	District of Columbia - 1.8%
	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue
	Bonds, Series 1998:
2,500	5.250%, 10/01/15 - AMBAC Insured	10/08 at 101.00	AAA	2,664,600
32,815	4.750%, 10/01/28 - AMBAC Insured	10/08 at 100.00	AAA	32,980,716

	Florida - 1.7%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,	11/12 at 101.00	AA	4,389,160
	Series 2002C, 5.750%, 11/15/32
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%, 10/01/30 -	10/11 at 100.00	AAA	11,094,189
	AMBAC Insured
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 (Alternative Minimum	10/10 at 101.00	AAA	5,420,411
	Tax) - FSA Insured
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A	5,308,850
	Healthcare System, Series 1999E, 6.000%, 10/01/26
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%, 8/01/27 -	8/12 at 100.00	AAA	8,624,055
	MBIA Insured

	Georgia - 2.1%
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 - MBIA	5/12 at 100.00	AAA	2,600,750
	Insured
10,040	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 - FGIC	5/09 at 101.00	AAA	10,350,336
	Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 - FSA Insured	10/14 at 100.00	AAA	4,305,080
	Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional
	Medical Center Inc., Series 1997A:
900	6.250%, 12/01/06	No Opt. Call	AAA	936,513
21,100	6.750%, 12/01/26 (Pre-refunded to 12/01/06)	12/06 at 102.00	AAA	22,498,086
2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System	7/09 at 102.00	N/R	2,103,255
	Inc., Series 1999, 6.500%, 7/01/27

	Hawaii - 0.4%
7,500	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23 - MBIA Insured	9/13 at 100.00	AAA	8,211,600

	Illinois - 11.2%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/10 at 100.00	A+	2,245,091
10,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 2002A, 5.625%, 1/01/39 - AMBAC	7/12 at 100.00	AAA	11,094,900
	Insured
2,425	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	2,576,902
	Revenues, Series 1997A, 5.250%, 12/01/22 - AMBAC Insured
15,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	6,073,650
	Revenues, Series 1998B-1, 0.000%, 12/01/24 - FGIC Insured
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	AA***	5,326,400
	7/01/18

1,125	Chicago Greater Metropolitan Sanitary District, Illinois, General Obligation Capital Improvement	No Opt. Call	Aaa	1,294,864
	Bonds, Series 1991, 7.000%, 1/01/11

2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	2,659,666
	Airport, Series 2001C, 5.100%, 1/01/26 (Alternative Minimum Tax) - AMBAC Insured

3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	2,856,407
	2004, 0.000%, 12/01/19 - FSA Insured

2,000	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series	11/13 at 100.00	Aaa	2,187,860
	2003B, 5.250%, 11/01/20 - FSA Insured

5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	AAA	5,142,250
	Company, Series 2003E, 4.875%, 11/01/38 (Alternative Minimum Tax) (Mandatory put 11/01/18) -
	AMBAC Insured

28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	15,465,272
	DuPage Counties School District U46 - Elgin, Series 2002, 0.000%, 1/01/19 - FSA Insured

	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest, Series
	1996 B:
6,495	6.400%, 9/01/31 (Pre-refunded to 9/01/06)	9/06 at 102.00	AAA	6,876,257
990	6.400%, 9/01/31 - FSA Insured	9/06 at 102.00	AAA	1,044,183

1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and Boone	No Opt. Call	Aaa	990,000
	Counties School District 205 - Rockford, Series 2000, 0.000%, 2/01/19 - FSA Insured

3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation, Series	12/21 at 100.00	BBB	3,303,670
	2002A 6.250%, 12/01/32

8,000	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series 2001,	9/11 at 100.00	AAA	8,332,160
	5.125%, 9/01/35 - AMBAC Insured

5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%,	8/14 at 100.00	AA+	5,392,300
	8/15/43

18,015	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke's Medical Center	11/05 at 100.00	AAA	18,116,424
	Obligated Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

4,350	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992, 7.000%,	No Opt. Call	A***	5,335,623
	2/15/18

8,145	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%,	8/07 at 101.00	AAA	8,502,647
	8/01/22 - AMBAC Insured

15,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.500%,	5/10 at 101.00	Baa2	16,219,500
	5/15/30

15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series 2001B,	2/11 at 101.00	AAA	15,777,900
	5.250%, 2/15/34 - FSA Insured

5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001 0.000%, 6/15/30 -	6/15 at 101.00	AAA	4,196,500
	AMBAC Insured

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1992A:
18,955	0.000%, 6/15/17 - FGIC Insured	No Opt. Call	AAA	11,409,015
12,830	0.000%, 6/15/18 - FGIC Insured	No Opt. Call	AAA	7,352,873

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 - MBIA Insured	No Opt. Call	AAA	4,154,975
3,385	0.000%, 6/15/21 - MBIA Insured	No Opt. Call	AAA	1,668,636
5,190	0.000%, 6/15/28 - MBIA Insured	No Opt. Call	AAA	1,785,049
10,975	0.000%, 6/15/29 - FGIC Insured	No Opt. Call	AAA	3,585,972

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
16,550	0.000%, 12/15/21 - MBIA Insured	No Opt. Call	AAA	7,972,135
1,650	5.250%, 6/15/27 - AMBAC Insured	6/06 at 102.00	AAA	1,709,516
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 - MBIA Insured	6/22 at 101.00	AAA	6,136,600
21,375	0.000%, 6/15/34 - MBIA Insured	No Opt. Call	AAA	5,402,318
21,000	0.000%, 12/15/35 - MBIA Insured	No Opt. Call	AAA	4,941,510
20,000	0.000%, 6/15/36 - MBIA Insured	No Opt. Call	AAA	4,588,600
22,055	0.000%, 6/15/39 - MBIA Insured	No Opt. Call	AAA	4,356,745
2,150	5.250%, 6/15/42 - MBIA Insured	6/12 at 101.00	AAA	2,284,117

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 - MBIA Insured	6/17 at 101.00	AAA	2,938,158
2,950	0.000%, 6/15/21 - MBIA Insured	6/17 at 101.00	AAA	2,290,675

720	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding Bonds,	No Opt. Call	N/R	742,522
	Dock 2 Enhancement Project, Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)

1,060	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding Bonds,	No Opt. Call	N/R	1,061,707
	Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)

2,295	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	1,331,674
	Bonds, Series 1999, 0.000%, 1/01/18 - FGIC Insured

	Indiana - 4.7%

10,000	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A 5.375%, 2/01/19	2/13 at 101.00	AAA	11,130,100

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,154,160
	Series 2004A, 5.375%, 3/01/34 - AMBAC Insured

10,520	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Sisters of St. Francis Health	11/07 at 102.00	AAA	11,155,513
	Services Inc., Series 1997A, 5.375%, 11/01/27 - MBIA Insured

17,105	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Partners Inc.,	2/07 at 102.00	AA-	17,939,211
	Series 1996A 6.000%, 2/15/21

20,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/28 -	6/13 at 100.00	AAA	20,915,400
	FSA Insured

	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 - AMBAC Insured	No Opt. Call	AAA	6,165,875
14,595	0.000%, 2/01/27 - AMBAC Insured	No Opt. Call	AAA	5,284,704

5,000	Mooresville School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series 1998,	1/09 at 102.00	AAA	5,335,650
	5.000%, 7/15/15 - FSA Insured

13,100	Noblesville, Indiana, Revenue Bonds, Catholic High School Corporation, Series 2003, 5.750%,	7/13 at 101.00	N/R	13,651,248
	7/01/22

	Iowa - 0.5%

3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College,	10/12 at 100.00	A	3,713,395
	Series 2002, 5.500%, 10/01/33 - ACA Insured

5,820	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,	6/11 at 101.00	BBB	6,005,483
	5.600%, 6/01/35

	Kansas - 0.5%

10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	10,671,800

	Kentucky - 0.1%

1,755	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue Refunding	1/06 at 100.00	AAA	1,757,018
	Bonds, Series 1997A, 6.100%, 1/01/24 - MBIA Insured

	Louisiana - 1.9%

1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,	3/08 at 102.00	Ba3	1,005,400
	Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)

13,385	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospital,	11/05 at 100.00	AAA	15,616,413
	Series 1986, 8.000%, 5/15/12
20,880	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	22,119,437
	2001B, 5.875%, 5/15/39

	Maryland - 0.7%

4,585	Maryland Community Development Administration, Residential Revenue Bonds, Series 1997B, 5.875%,	3/07 at 101.50	Aa2	4,729,840
	9/01/25 (Alternative Minimum Tax)

3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	3,572,380
	7.400%, 9/01/19 (Alternative Minimum Tax)

4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series	8/14 at 100.00	Baa1	4,818,408
	2004, 5.500%, 8/15/33

	Massachusetts - 2.8%

10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	10,418,000
	5.000%, 7/01/32

1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,735,876
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)

4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	4,556,523
	Inc., Series 2001C, 5.250%, 11/15/31 - RAAI Insured

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24	7/14 at 100.00	BB-	1,424,125
1,000	6.375%, 7/01/34	7/14 at 100.00	BB-	1,059,910

16,400	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	16,836,732
	5.000%, 1/01/37 - MBIA Insured

8,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series	1/07 at 102.00	AAA	8,340,000
	1997B, 5.125%, 1/01/37 - MBIA Insured

5,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series	1/09 at 101.00	AAA	5,132,350
	1999A, 5.000%, 1/01/39 - AMBAC Insured

	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6:
1,750	5.500%, 8/01/30 (Pre-refunded to 8/01/10)	8/10 at 101.00	AAA	1,933,645
4,250	5.500%, 8/01/30	8/10 at 101.00	AAA	4,646,270

	Michigan - 6.6%

6,000	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Oakwood Obligated	8/05 at 101.00	AAA	6,069,600
	Group, Series 1994A, 5.250%, 8/15/21 - MBIA Insured

10,390	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%,	5/09 at 101.00	BB-	9,763,483
	5/01/21

14,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	14,766,920
	7/01/35 - MBIA Insured

5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series 2002,	10/12 at 100.00	AAA	5,745,555
	5.250%, 10/01/19

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and
	Sciences Charter School, Series 2001A:
1,900	7.500%, 10/01/12	10/09 at 102.00	Ba1	2,017,002
5,000	7.900%, 10/01/21	10/09 at 102.00	Ba1	5,376,550
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,764,215

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,000	6.250%, 8/15/13	8/05 at 100.00	BB-	1,000,200
12,925	6.500%, 8/15/18	8/05 at 100.00	BB-	12,928,231

22,235	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	BB-	20,013,056
	Group, Series 1998A, 5.250%, 8/15/28

9,805	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B, 6.150%,	12/05 at 102.00	AAA	10,014,043
	10/01/15 - MBIA Insured
25,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/05 at 102.00	AAA	25,574,000
	Bonds, Detroit Edison Company, Series 1995AA, 6.400%, 9/01/25 - MBIA Insured

7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	7,623,504
	Edison Company, Series 2002D, 5.250%, 12/15/32 - XLCA Insured

7,690	River Rouge School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series	11/12 at 100.00	AAA	8,215,150
	2002, 5.000%, 5/01/19 - FGIC Insured

	Minnesota - 0.1%

1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	1,831,970

465	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 - MBIA	8/05 at 102.00	AAA	474,779
	Insured

	Missouri - 2.7%

2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,097,600
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	42,317,600
	2003, 5.250%, 5/15/32

4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series	6/13 at 101.00	BBB	4,174,920
	2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)

	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds, Ozark
	Medical Center, Series 1997:
1,750	5.500%, 11/15/12	11/07 at 101.00	BB+	1,785,000
1,000	5.600%, 11/15/17	11/07 at 101.00	BB+	1,006,340

3,075	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds, Ozark	11/09 at 101.00	BB+	3,226,259
	Medical Center, Series 1999, 6.750%, 11/15/24

	Montana - 0.2%

3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound Energy,	3/13 at 101.00	AAA	3,921,638
	Series 2003A, 5.000%, 3/01/31 - AMBAC Insured

	Nevada - 1.9%

2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	AA	2,589,425
	9/01/29 - RAAI Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 - AMBAC Insured	No Opt. Call	AAA	6,328,277
11,000	0.000%, 1/01/25 - AMBAC Insured	No Opt. Call	AAA	4,366,560
2,000	5.625%, 1/01/32 - AMBAC Insured	1/10 at 102.00	AAA	2,193,120
22,010	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	23,334,562

	New Jersey - 4.5%

23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	9/09 at 101.00	B	21,636,484
	Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	8,896,770
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated
	Group, Series 2000:
250	7.375%, 7/01/15	7/10 at 101.00	BBB-	284,530
11,200	7.500%, 7/01/30	7/10 at 101.00	BBB-	12,623,408

7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	8,496,525
	6/15/24 (Pre-refunded to 6/15/13)

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,490	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	1,787,404
415	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	498,656
26,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	28,847,216
	2002, 6.125%, 6/01/42

6,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	7,226,563
	2003, 6.250%, 6/01/43

	New Mexico - 0.6%

1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A 6.000%, 6/01/21	No Opt. Call	AA	1,780,320

9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A,	6/12 at 100.00	AA	9,973,824
	5.000%, 6/01/32

	New York - 15.1%

5,360	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/07 at 102.00	AAA	5,736,165
	Project, Series 1997A, 5.600%, 8/01/17 - MBIA Insured

11,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	11,682,660
	5.250%, 12/01/26 - MBIA Insured

15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	16,766,350
	5.375%, 9/01/25

39,610	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	42,663,931
	(Pre-refunded to 10/15/07)

	New York City, New York, General Obligation Bonds, Fiscal Series 1997E:
8,720	6.000%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 101.50	A+***	9,132,805
1,280	6.000%, 8/01/16	8/06 at 101.50	A+	1,335,014

	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
15,000	5.500%, 6/01/21	6/13 at 100.00	A+	16,379,100
10,000	5.500%, 6/01/22	6/13 at 100.00	A+	10,905,400

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 1996G, 5.750%, 2/01/14	2/06 at 101.50	A+***	5,152,400
	(Pre-refunded to 2/01/06)

	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	A+	8,554,480
6,000	5.250%, 8/15/25	8/14 at 100.00	A+	6,396,420

	New York City, New York, General Obligation Bonds, Fiscal Series 1998D:
4,075	5.500%, 8/01/10 (Pre-refunded to 8/01/07)	8/07 at 101.00	A+***	4,324,838
9,320	5.500%, 8/01/10	8/07 at 101.00	A+	9,818,434

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 1996B:
5,280	5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	5,472,034
9,720	5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	10,064,185

5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	12/14 at 100.00	AAA	5,794,305
	Fiscal Series 2005B 5.000%, 6/15/36 - FSA Insured

10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	CCC	10,041,000
	Airport - American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

5,200	Dormitory Authority of the State of New York, Lease Revenue Bonds, Court Facilities, Series 1999,	5/10 at 101.00	A+***	5,880,836
	6.000%, 5/15/39 (Pre-refunded to 5/15/10)

2,625	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C,	7/08 at 100.00	Ba1	2,672,644
	5.500%, 7/01/26

2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/08 at 100.00	Ba1	2,545,375
	Group, Series 2000A, 5.500%, 7/01/26 (WI, settling 8/03/05)

8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health,	2/14 at 100.00	AAA	8,952,285
	Series 2004, 5.050%, 2/15/25

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1999D:
6,490	5.250%, 2/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AA-***	7,071,439
65	5.250%, 2/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AA-***	70,823
445	5.250%, 2/15/29	8/09 at 101.00	AA-	464,700
6,585	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, St.	8/05 at 100.00	AAA	6,775,636
	Luke's-Roosevelt Hospital Center, Series 1993A, 5.600%, 8/15/13
8,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	9,123,475
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	2,787,300
	LLC, Sixth Series 1997, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA-	11,061,300
26,190	5.500%, 6/01/18	6/12 at 100.00	AA-	29,156,279
33,810	5.500%, 6/01/19	6/13 at 100.00	AA-	37,709,645

	North Carolina - 0.9%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series	6/13 at 100.00	AA+	1,564,590
	2003G, 5.000%, 6/01/33
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D,	1/13 at 100.00	BBB	2,566,625
	5.125%, 1/01/26
1,105	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1996A,	1/07 at 102.00	AAA	1,167,631
	5.700%, 1/01/13 - MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%,	1/10 at 101.00	A3	11,124,200
	1/01/20
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,588,935
	Facilities, Series 2004A, 5.000%, 2/01/20

	Ohio - 0.2%
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	3,143,400
	5.000%, 12/01/31 - FGIC Insured

	Oklahoma - 1.0%
4,450	Central Oklahoma Transportation and Parking Authority, Oklahoma City, Parking System Revenue	7/06 at 100.00	AAA	4,539,668
	Refunding Bonds, Series 1996, 5.250%, 7/01/16 - FSA Insured
15,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	15,534,750
	5.125%, 2/15/31

	Oregon - 0.1%
2,500	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA	2,646,800
	System, Series 2001, 5.250%, 5/01/21

	Pennsylvania - 1.8%
5,955	Pennsylvania Convention Center Authority, Revenue Refunding Bonds, Series 1994A, 6.750%, 9/01/19	9/05 at 101.00	BBB	6,089,523
4,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	7/08 at 100.00	AA	4,532,805
	Series 1998, 4.500%, 7/15/21
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	7,255,885
	Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	AAA	8,461,920
	6/01/34 - FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	10,529,282
	District, Series 2003, 5.000%, 6/01/33 - FSA Insured

	Puerto Rico - 1.1%
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 - MBIA Insured	7/10 at 100.00	AAA	5,503,750
10,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	10,999,300
	10/01/40
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	5,914,122
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)

	Rhode Island - 1.2%

6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	6,563,688
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 - MBIA Insured

16,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	17,289,280
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 2.5%

7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	7,336,420
	Series 2004, 5.250%, 12/01/29

3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,140,970
	5.000%, 6/01/36 - FGIC Insured

8,475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1986,	No Opt. Call	BBB	8,474,576
	5.000%, 1/01/25

20,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	22,022,183
	Health System Inc., Series 2002A, 5.625%, 11/15/30

8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	Baa2***	9,700,240
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded to 12/15/10)

110	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	117,291
	Bonds, Series 2001B, 6.000%, 5/15/22

	Tennessee - 0.3%

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,
	Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	Baa3	3,192,900
2,500	6.500%, 4/15/31	4/12 at 101.00	Baa3	2,666,250

	Texas - 5.8%

13,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/05 at 100.00	CCC	11,688,300
	1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

1,900	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, FedEx Inc., Series 1996,	4/06 at 102.00	BBB	1,980,484
	6.375%, 4/01/21 (Alternative Minimum Tax)

24,265	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1992A, 12.500%, 11/15/07 -	No Opt. Call	AAA	29,281,789
	MBIA Insured

5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	4/13 at 101.00	Baa2	6,067,563
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)(a)

4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	4,163,000
	Series 2005, 5.000%, 1/01/35 - FGIC Insured

2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,846,043
	11/15/30 - MBIA Insured

10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16	7/10 at 100.00	AAA	10,951,159
	(Alternative Minimum Tax) - FSA Insured

23,875	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	7,496,750
	Project, Series 2001B, 0.000%, 9/01/29 - AMBAC Insured

	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997:
5,685	0.000%, 2/15/10	No Opt. Call	AAA	4,843,791
3,470	0.000%, 2/15/11	No Opt. Call	AAA	2,825,552

22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School	8/09 at 31.45	AAA	5,851,194
	Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27
6,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C,	4/08 at 102.00	BBB-	6,594,240
	8.000%, 5/01/29 (Mandatory put 4/01/08)

3,250	Midland, Texas, Tax and Limited Pledge Revenue Bonds, Certificates of Obligation, Series 2000,	3/10 at 100.00	AAA	3,596,515
	6.100%, 3/01/27 - FGIC Insured

5,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue	5/07 at 102.00	Ba1	5,347,650
	Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)

5,000	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	4/08 at 102.00	BBB-	5,211,100
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18

5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series	12/13 at 100.00	BBB	5,369,950
	2004, 6.000%, 12/01/34

2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	7/13 at 101.00	Baa2	2,154,440
	Series 2003A, 5.800%, 7/01/22

	Utah - 1.2%

12,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1996D, 5.000%,	7/06 at 102.00	A+	12,284,280
	7/01/21

5,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	5,333,700
	7/01/19 - MBIA Insured

3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%, 4/01/35 -	4/14 at 100.00	AAA	3,881,522
	MBIA Insured

2,250	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/10 at 101.50	Aaa	2,298,780
	7/01/30 (Alternative Minimum Tax)

	Virgin Islands - 0.1%

2,500	Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa LLC, Series 2003, 6.125%,	1/14 at 100.00	BBB	2,759,025
	7/01/22 (Alternative Minimum Tax)

	Virginia - 1.3%

4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	4,572,356
	5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured

15,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,	8/08 at 28.38	BB	3,594,000
	Series 1998A, 0.000%, 8/15/30

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,
	Series 1998B:
19,400	0.000%, 8/15/33	8/08 at 23.55	BB	3,860,794
60,500	0.000%, 8/15/35	8/08 at 20.95	BB	10,707,895

3,245	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997E, 5.600%, 11/01/17	1/08 at 102.00	AA+	3,367,726
	(Alternative Minimum Tax)

	Washington - 2.1%

6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series	9/14 at 100.00	AAA	6,697,088
	2004, 5.000%, 9/01/34 - FGIC Insured

12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station -	7/12 at 100.00	AAA	14,310,875
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 - AMBAC Insured

4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A,	7/13 at 100.00	Aaa	4,413,800
	5.500%, 7/01/17

3,700	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,114,807
	Series 2002, 6.625%, 6/01/32

	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 - MBIA Insured	No Opt. Call	AAA	2,864,790
16,195	0.000%, 6/01/30 - MBIA Insured	No Opt. Call	AAA	4,877,772

8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B,	No Opt. Call	Aaa	5,609,948
	0.000%, 7/01/14

	Wisconsin - 2.5%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
8,205	6.125%, 6/01/27	6/12 at 100.00	BBB	8,838,754
10,885	6.375%, 6/01/32	6/12 at 100.00	BBB	11,916,680
6,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A,	8/13 at 100.00	AAA	6,397,980
	5.125%, 8/01/22 - AMBAC Insured
12,180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	8/07 at 102.00	AAA	12,836,137
	Series 1997, 5.250%, 8/15/27 - MBIA Insured
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	2/12 at 101.00	A	4,025,470
	Inc., Series 2002, 5.750%, 8/15/30
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A-	6,446,580
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33

$2,250,804	Total Long-Term Investments (cost $1,818,931,007) - 98.6%			1,987,046,816

	Other Assets Less Liabilities - 1.4%			28,427,987

	Net Assets - 100%			$2,015,474,803

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the
"IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $1,815,625,646.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$174,572,654
Depreciation	(3,151,484)

Net unrealized appreciation of investments	$171,421,170

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.